Bank and Other Borrowings	12 Months Ended
Dec. 31, 2021
Bank and Other Borrowings [Abstract]
BANK AND OTHER BORROWINGS
11.	BANK AND OTHER BORROWINGS

Bank and other borrowings were as follows as of the respective balance sheet dates:

		As of December 31,
		2021	2022
		$	$
Short-term bank and other borrowings	(i)	361	-
Long-term bank and other borrowings, current portion	(ii)	1,250	-
Subtotal		1,611	-

Long-term bank and other borrowings, non-current portion	(ii)	-	-

Total borrowings		1,611	-

(i)	The short-term bank and other borrowings outstanding as of December 31, 2021 and 2022 bore a weighted average interest rate of 103.20% and 21.09% per annum, respectively, and were denominated in RMB. The borrowings was obtained from financial institution.

The outstanding balances as of December 31, 2021 represented a loan borrowed by one of the Group’s subsidiaries. A subsidiary has entered into a short-term loan with the financial institution. As of December 31, 2021, the balance of this loan amounted to US $361. The balance has been fully paid off in the year 2022.

(ii)	The outstanding loans as of December 31, 2021 represented a loan from an individual shareholder.

The long-term bank borrowing as of December 31, 2020 was a loan from an individual shareholder, bearing interest rates of 6.00% per annum with a period of 15 months. The loans were denominated in US$ with the amount of $1,250. The Group need to repay the principal amount in its entirely to the lender, together with interests. Subsequently in February 2022, the Group entered into an amendment agreement with the individual shareholder for the loan extension. The original due date of February 27, 2022 has been extended to December 31, 2022. The balance recorded in current portion of long-term bank borrowings as of December 31, 2021.

On May 03, 2022, the Group entered into a share exchange agreement regarding the $1,250 loan with an individual shareholder. According to the agreement, the Group repaid the loan balance with the Group’s 338,968 ordinary shares on May 03, 2022.